Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Entity Registrant Name	Centogene N.V.
Entity File Number	001-39124
Entity Incorporation, State or Country Code	P7
Entity Central Index Key	0001757097
Document Type	20-F
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Address, Address Line One	Am Strande 7
Entity Address, City or Town	Rostock
Entity Address, Country	DE
Entity Address, Postal Zip Code	18055
Title of 12(b) Security	Common shares, par value €0.12 per share
Trading Symbol	CNTG
Security Exchange Name	NASDAQ
Entity Common Units, Units Outstanding	27,595,835
Entity Emerging Growth Company	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	true
Auditor Name	Ernst & Young GmbH Wirtschaftsprüfungsgesellschaft
Auditor Firm ID	1251
Auditor Location	Berlin, Germany
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Kim Stratton
Entity Address, Address Line One	Am Strande 7
Entity Address, City or Town	Rostock
Entity Address, Country	DE
Entity Address, Postal Zip Code	18055
City Area Code	+49
Local Phone Number	381 80113 500
Contact Personnel Email Address	kim.stratton@centogene.com